Income Taxes - Tax Rate Reconciliation Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Income (loss) before income taxes	[1]	$ 59,739	$ 495,729	$ 292,559
Statutory tax rate		0.00%	0.00%	0.00%
Adjustments resulting from:
Federal taxes on income		$ 0	$ 0	$ 0
State taxes on income (net of federal benefit) and Texas margin tax expense (benefit)	[2]	2,411	2,481	(1,359)
Income tax expense (benefit)	[1]	$ 45,532	$ 39,061	$ 4,315
Effective tax rate		76.00%	8.00%	1.00%
Change in deferred state income taxes		$ 2,200
Change in Texas margin tax rates		0.25%
Pre Acquisition From Parent [Member]
Adjustments resulting from:
Federal taxes on income		$ 42,823	$ 35,716	$ 4,822
State taxes on income (net of federal benefit) and Texas margin tax expense (benefit)		$ 298	$ 864	$ 852

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Includes a reduction of $2.2 million in deferred state income taxes. Texas House Bill 32, signed into law in June 2015, reduced the Texas margin tax rates by 0.25%. The law became effective January 1, 2016. The Partnership is required to include the impact of the law change on its deferred state income taxes in the period enacted.